CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in US$ per share)	$ 0.1	$ 0.1
Ordinary shares, authorized (in shares)	1,500,000,000	1,500,000,000
Ordinary shares, issued (in shares)	872,327,620	871,601,095